SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

3. SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Aggregate cost basis	85,000,000	120,000,000
Gross unrealized holding gain	187,718	241,425
Aggregate fair value	85,187,718	120,241,425

The Group’s short-term investments represent wealth management products issued by commercial banks in the PRC which are redeemed upon demand of the Group. The wealth management products are invested in debt securities issued by the PRC government, corporate debt securities, bank deposits, central bank bills and other securities issued by other financial institutions. As of December 31, 2017 and 2018, there were no gross unrealized holding losses.